Roundhill Sports Betting & iGaming ETF
Schedule of Investments
March 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS — 98.5%
Entertainment — 79.6% (e)
888 Holdings PLC (a)	3,388,899	$18,468,751
Aspire Global PLC (a)(b)(c)	292,666	1,937,385
Bally's Corp. (b)	178,551	11,602,244
bet-at-home.com AG (a)	45,555	2,454,836
Betmakers Technology Group Ltd. (a)(b)	14,960,876	11,850,740
Betsson AB (a)(b)	1,415,902	13,166,006
Caesars Entertainment, Inc. (b)	175,448	15,342,928
Churchill Downs, Inc.	67,688	15,393,605
DraftKings, Inc. - Class A (b)	392,092	24,047,002
Entain PLC (a)(b)	1,106,240	23,168,768
Evolution Gaming Group AB (a)(c)	143,385	21,154,975
Flutter Entertainment PLC (a)(b)	103,180	22,072,377
Gamesys Group PLC (a)	521,225	13,893,580
Gaming Realms PLC (a)(b)	4,974,243	2,498,102
GAN Ltd. (a)(b)	616,493	11,220,173
Golden Nugget Online Gaming, Inc. (b)(f)	676,162	9,128,187
International Game Technology PLC (a)(b)	521,338	8,367,475
Kambi Group PLC (a)(b)	369,692	19,697,000
Kindred Group PLC - SDR (a)	1,719,367	30,318,680
La Francaise des Jeux SAEM (a)(c)	204,677	9,326,353
LeoVegas AB (a)(c)	2,114,332	12,407,568
OPAP SA (a)	709,959	9,620,764
Penn National Gaming, Inc. (b)	212,434	22,271,581
PointsBet Holdings Ltd. (a)(b)	1,980,990	18,709,367
Rush Street Interactive, Inc. (b)	868,640	14,193,578
Scientific Games Corp. (b)	314,320	12,107,606
Tabcorp Holdings Ltd. (a)	4,579,202	16,322,654
William Hill PLC (a)(b)	5,464,454	20,506,781
		411,249,066
Internet — 6.1%
Catena Media PLC (a)(b)	2,579,100	14,013,535
Gaming Innovation Group, Inc. (b)	720,911	1,672,148
Score Media and Gaming, Inc. (a)(b)	579,734	15,535,206
		31,220,889
Lodging — 4.5%
Boyd Gaming Corp. (b)	193,575	11,413,182
MGM Resorts International	314,021	11,929,658
		23,342,840
Pre-Combination Special Purpose Acquisition Companies — 1.5%
dMY Technology Group, Inc. II - Class A (b)(f)	536,595	7,893,312

Software — 6.8%
Better Collective AS (a)(b)	327,205	8,033,440
Bragg Gaming Group, Inc. (a)(b)	3,314,965	5,538,789
Playtech PLC (a)(b)	2,183,387	13,311,792
Scout Gaming Group AB (a)(b)	215,786	1,208,122
Skillz, Inc. (b)(f)	378,268	7,202,223
		35,294,366
TOTAL COMMON STOCKS (Cost $434,265,112)		509,000,473

SHORT-TERM INVESTMENTS - 1.2%
Money Market Funds — 1.2%
First American Government Obligations Fund - Class X, 0.04% (d)	6,441,190	6,441,190
TOTAL SHORT-TERM INVESTMENTS (Cost - $6,441,190)		6,441,190

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 1.5%
First American Government Obligations Fund - Class X, 0.04% (d)	7,501,075	7,501,075
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost - $7,501,075)		7,501,075

TOTAL INVESTMENTS — 101.2% (Cost $448,207,377)		522,942,738
Other assets and liabilities, net — (1.2)%		(6,082,009)
NET ASSETS — 100.0%		$516,860,729

PLC	Public Limited Company
SDR	Special Drawing Rights
(a)	Foreign issued security, or represents a foreign issued security.
(b)	Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown is the annualized seven-day yield at period end.
(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(f)	All or a portion of this security is on loan as of March 31, 2021. The market value of securities out on loan is $7,490,386.

Percentages are stated as a percent of net assets.

	COUNTRY	Percentage of Net Assets
	United States	31.5%
	Malta	12.8%
	Sweden	9.3%
	Australia	9.1%
	Britain	8.8%
	Isle of Man	7.1%
	Ireland	4.3%
	Canada	4.1%
	Gibraltar	3.6%
	Bermuda	2.2%
	Greece	1.9%
	France	1.8%
	Denmark	1.5%
	Germany	0.5%
	Total Country	98.5%
	SHORT-TERM INVESTMENTS	1.2%
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING	1.5%
	TOTAL INVESTMENTS	101.2%
	Other assets and liabilities, net	(1.2)%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The Fund did not hold any investments during the period with significant unobservable inputs which would be classified as Level 3.

The following is a summary of the inputs used to value the Fund's investments carried at fair value as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$509,000,473	$-	$-	$509,000,473
Money Market Funds	6,441,190	-	-	6,441,190
Investments Purchased With Proceeds From Securities Lending	7,501,075	-	-	7,501,075
Total Investments - Assets	$522,942,738	$-	$-	$522,942,738

* See the Schedule of Investments for industry classifications.